Other income/(expense), net	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other income/(expense), net
6.	Other income/(expense), net

	Years ended December 31,
(In thousands)	2020	2021	2022
Foreign exchange losses, net	(153)	(1,106)	(2,519)
Government grants (note)	2,283	1,012	935
Gains on disposal of property and equipment, net	375	94	215
Fair value gains/(losses) on other investments	4,909	(12,363)	(12,958)
Others	140	487	62
Total	7,554	(11,876)	(14,265)

Note:

Government grants mainly represent amounts received from central and local governments in connection with the Group’s investments in local business districts and contributions to technology development.